Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 23,075,713	$ 1,982,416
Receivables	1,407,127	810,791
Inventory	3,390,822	1,233,619
Notes receivable	190,170
Prepaids	5,494,877	335,022
Total current assets	33,558,709	4,361,848
Non-current Assets
Goodwill	5,940,409	2,166,563
Equipment	297,043	153,870
Intangible assets	593,901	273,867
Investments	291,066
Notes receivable	964,006
Right of use asset	468,106	144,419
TOTAL ASSETS	42,113,240	7,100,567
Current Liabilities
Trade payables and accrued liabilities	799,139	1,857,177
Customer deposits	172,134	385,449
Deferred income	73,286
Loans payable	6,745	62,978
Derivative liability	5,560,002	748,634
Lease liability	110,481	93,239
Total current liabilities	6,721,787	3,147,477
Non-current Liabilities
Deferred income		5,062
Loans payable	86,572	34,938
Lease liability	378,642	64,885
TOTAL LIABILITIES	7,187,001	3,252,362
SHAREHOLDERS’ EQUITY
Share capital	81,038,365	36,943,304
Reserves – share-based payments	6,406,117	3,024,007
Accumulated deficit	(52,322,182)	(36,119,210)
Accumulated other comprehensive income (loss)	(196,061)	104
TOTAL SHAREHOLDERS’ EQUITY	34,926,239	3,848,205
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 42,113,240	$ 7,100,567